Fees Summary	Jan. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 402,659,850.00
Previously Paid Amount	0.00
Total Fee Amount	55,607.33
Total Offset Amount	0.00
Net Fee	55,607.33
Narrative - Max Aggregate Offering Price	$ 402,659,850.00
Final Prospectus	true